LEASES - Net investment in sales-type leases (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
LEASES
Gross lease receivables	₫ 1,642,125	$ 67,479,967	₫ 904,418
Received cash	(203,199)	(8,350,072)	(53,765)
Unearned interest income	(279,473)	(11,484,405)	(142,436)
Net investment in sales-type leases	1,159,453	47,645,490	708,217
Current net investment in sales-type lease	134,713	5,535,772	87,552	[1]
Non-current net investment in sales-type lease	₫ 1,024,740	$ 42,109,719	₫ 620,665	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).